PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) (Pensions, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 14,194	$ 14,846
Actual return on plan assets	1,127	1,807
Employer contributions	2,426	2,434
Foreign currency exchange rate changes	177	435
Benefit payments	(3,005)	(5,328)
Fair value of plan assets at December 31	14,919	14,194
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	9,666	9,520
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	3,172	3,007
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	$ 2,081	$ 1,667